Earnings per share (Tables)	12 Months Ended
Sep. 30, 2018
Earnings Per Share [Abstract]
Schedule of earnings per share, basic and diluted
The following table sets forth the computation of basic and diluted income from continuing operations per common share:

	Year Ended September 30,
(In thousands, except per share data)	2018	2017	2016
Numerator:
Net income attributable to Evoqua Water Technologies Corp.	$6,135	$2,163	$11,639
Denominator:
Denominator for basic net income per common share—weighted average shares	113,944	104,964	104,254
Effect of dilutive securities:
Share‑based compensation	6,221	4,724	1,907
Denominator for diluted net loss per common share—adjusted weighted average shares	120,165	109,688	106,161
Basic earnings per common share	$0.05	$0.02	$0.11
Diluted earnings per common share	$0.05	$0.02	$0.11